UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               ------------------------

Check here if Amendment [X]; Amendment Number: 1
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Invus Public Equities Advisors, L.L.C.
          --------------------------------------
Address:  750 Lexington Avenue, 30th. Fl.
          --------------------------------------
          New York, NY 10022
          --------------------------------------

Form 13F File Number: 28-11522
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Khalil Barrage
        ---------------------------------------
Title:  Vice President, Secretary and Treasurer
        ---------------------------------------
Phone:  (212) 317-7520
        ---------------------------------------

Signature, Place, and Date of Signing:


/s/ Khalil Barrage              New York, New York          August 18, 2011
--------------------------   ------------------------     -------------------
        [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                            --------------------

Form 13F Information Table Entry Total:            13
                                            --------------------

Form 13F Information Table Value Total:           $216,584
                                            --------------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE
Invus Public Equities Advisors LLC
Report for the quarter ending December 31, 2010 (amendment #1)

COLUMN 1                      COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7  COLUMN 8
--------                      --------  ---------  --------  --------------------  ----------  --------  --------------------------
                              TITLE OR             VALUE      SHRS OR   SH/  PUT/  INVESTMENT  OTHER
NAME OF ISSUER                CLASS     CUSIP      (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  VOTING AUTHORITY
--------------                --------  ---------  --------  ---------  ---  ----  ----------  --------  --------------------------
                                                                                                         Sole       Shared   None
                                                                                                         ----       ------   ----
Auxilium Pharmaceuticals Inc  COM       05334D107   7,385      350,000  SH   Call  Sole                    350,000
Bank of America Corp          COM       060505104  20,010    1,500,000  SH   Call  Sole                  1,500,000
Biodel Inc                    COM       09060J106     549      300,000  SH   Call  Sole                    300,000
Cisco Sys Inc                 COM       17275R102  22,253    1,100,000  SH   Call  Sole                  1,100,000
Google Inc                    COM       38259P508  11,879       20,000  SH   Call  Sole                     20,000
JPMorgan Chase & Co           COM       46625H100   8,484      200,000  SH   Call  Sole                    200,000
Metlife Inc                   COM       59156R108  13,332      300,000  SH   Call  Sole                    300,000
Martin Marietta Matls Inc     COM       573284106   9,224      100,000  SH   Call  Sole                    100,000
Microsoft Corp                COM       594918104  25,119      900,000  SH   Call  Sole                    900,000
Pepsico Inc                   COM       713448108  16,333      250,000  SH   Call  Sole                    250,000
Pfizer Inc                    COM       717081103  43,775    2,500,000  SH   Call  Sole                  2,500,000
Visa Inc                      COM       92826C839  14,076      200,000  SH   Call  Sole                    200,000
Alexion Pharmaceuticals       COM       015351109  24,165      300,000  SH   Put   Sole                    300,000